Net Income (Loss) Per Share - Schedule of Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Earnings Per Share [Abstract]
Net income (loss)	$ 130	$ 238	$ 400	$ 368
Weighted average ordinary shares used to calculate basic net income (loss) per share (in shares)	1,069	1,060	1,068	1,059
Equity-classified shared-based awards (in shares)	10	9	11	8
Weighted average ordinary shares used to calculate diluted net income (loss) per share (in shares)	1,079	1,069	1,079	1,067
Income (loss) per share attributable to ordinary shareholders — basic
Net income (loss) per ordinary share - basic (in dollars per share)	$ 0.12	$ 0.22	$ 0.37	$ 0.35
Income (loss) per share attributable to ordinary shareholders — diluted
Net income (loss) per ordinary share - diluted (in dollars per share)	$ 0.12	$ 0.22	$ 0.37	$ 0.34